LOANS RECEIVABLE, NET - Aging of loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Aging of loans
Current	¥ 19,643,638	¥ 13,451,781
Total Loans receivable	19,942,075	13,652,723
0-30 days past due
Aging of loans
Total amount past due	171,636	113,771
31 to 60 days past due
Aging of loans
Total amount past due	126,801	87,171
Total amount past due
Aging of loans
Total amount past due	¥ 298,437	¥ 200,942